SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

DWS Balanced Fund                        DWS Lifecycle Long Range Fund
DWS Blue Chip Fund                       DWS Small Cap Value Fund
DWS Growth & Income Fund                 DWS Target 2010 Fund
DWS Disciplined Market Neutral Fund      DWS Target 2011 Fund
DWS Disciplined Long/Short Value Fund    DWS Target 2012 Fund
DWS Disciplined Long/Short Growth Fund   DWS Target 2013 Fund
                                         DWS Target 2014 Fund

--------------------------------------------------------------------------------

Effective on or about July 1, 2008, James B. Francis will replace Jin Chen as a portfolio manager for each of the above-listed funds. The following biographical information for Mr. Francis replaces that for Ms. Chen in the "Portfolio Management" section of each fund's prospectuses:

  James B. Francis, CFA
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
    o Head of Active Quantitative Equity
      Portfolio Management: New York.
    o Joined Deutsche Asset Management
      in 2008 after 20 years of
      experience as senior quantitative
      global equity portfolio manager at
      State Street Global Advisors, and
      most recently, Northern Trust
      Global Investments.
    o BS in Applied Mathematics from
      University of Massachusetts,
      Amherst.





               Please Retain This Supplement for Future Reference




June 20, 2008
DMF-3668

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